Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Dec. 16, 2021
C000231759
Account Value [Line Items]
Line Graph and Table Measure Name	Federated Hermes Short Duration High Yield ETF at NAV
Account Value	$ 11,274	$ 10,486	$ 9,564	$ 9,826	$ 10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,543	9,020	8,729	9,669	10,000
FEDERATED INDEX: Lipper Short High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Short High Yield Funds Average Index
Account Value	$ 11,466	10,594	9,731	9,899	10,000
FEDERATED INDEX: ICE BofA 0-5 Year BB/B US High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-5 Year BB/B US High Yield Constrained Index
Account Value	$ 11,609	$ 10,693	$ 9,754	$ 9,876	$ 10,000